UNAUDITED INTERIM CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	€ 213,000,000	€ 202,000,000
Trade receivables and other	693,000,000	490,000,000
Inventories	1,134,000,000	1,098,000,000
Other financial assets	22,000,000	30,000,000
Total current assets	2,062,000,000	1,820,000,000
Non-current assets
Property, plant and equipment	2,084,000,000	2,047,000,000
Goodwill	477,000,000	462,000,000
Intangible assets	45,000,000	47,000,000
Deferred tax assets	234,000,000	252,000,000
Trade receivables and other	35,000,000	31,000,000
Other financial assets	2,000,000	2,000,000
Total non-current assets	2,877,000,000	2,841,000,000
Total Assets	4,939,000,000	4,661,000,000
Current liabilities
Trade payables and other	1,431,000,000	1,263,000,000
Borrowings	53,000,000	54,000,000
Other financial liabilities	30,000,000	34,000,000
Income tax payable	19,000,000	19,000,000
Provisions	19,000,000	18,000,000
Total current liabilities	1,552,000,000	1,388,000,000
Non-current liabilities
Trade payables and other	68,000,000	59,000,000
Borrowings	1,842,000,000	1,814,000,000
Other financial liabilities	11,000,000	8,000,000
Pension and other post-employment benefit obligations	380,000,000	411,000,000
Provisions	86,000,000	89,000,000
Deferred tax liabilities	27,000,000	28,000,000
Total non-current liabilities	2,414,000,000	2,409,000,000
Total Liabilities	3,966,000,000	3,797,000,000
Equity
Share capital	2,936,397.68	3,000,000
Share premium	420,000,000	420,000,000
Retained earnings and other reserves	529,000,000	420,000,000
Equity attributable to equity holders of Constellium	952,000,000	843,000,000
Non-controlling interests	21,000,000	21,000,000
Total Equity	973,000,000	864,000,000
Total Equity and Liabilities	€ 4,939,000,000	€ 4,661,000,000